Adjusting Items Included In Profit From Operations (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [Abstract]
Summary of Restructuring and Integration Costs

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	£m	£m	£m

Restructuring and integration costs	69	93	565
Amortisation and impairment of trademarks and similar intangibles	171	175	481
Impairment of goodwill	11	-	194
Charge in respect of an excise dispute in Russia	(15)	-	202
Charge in respect of Quebec Class Action	-	436	436
Other adjusting items (including Engle)	35	125	236
Total adjusting items included in profit from operations	271	829	2,114

The costs of these initiatives, together with the costs of integrating acquired businesses into existing operations, including acquisition costs, are included in profit from operations under the following headings:

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	£m	£m	£m

Employee benefit costs	34	42	364
Depreciation and impairment costs	3	17	63
Other operating expenses	32	41	145
Other operating income	-	(7)	(7)
Total	69	93	565